Equity - Summary of Restricted Share Awards (Details) - Noble Finance Company - $ / shares		1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 18, 2021	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average award-date fair value (usd per share)		$ 0
TVRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units awarded (in shares)			1,735,843		5,559,678	4,639,119
Weighted-average share price at award date (usd per share)					$ 0.82	$ 3.02
Weighted-average vesting period (years)					3 years	3 years
Weighted-average award-date fair value (usd per share)			$ 16.68
PVRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units awarded (in shares)			1,457,842		2,696,774	1,623,399
Weighted-average share price at award date (usd per share)					$ 0.91	$ 3.13
Weighted-average award-date fair value (usd per share)			$ 20.82		$ 1.14	$ 3.61
Liability Classified Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units awarded (in shares)			52,364
Weighted-average award-date fair value (usd per share)			$ 16.76
Noble Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units awarded (in shares)			78,546
Noble Incentive Plan | TVRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units awarded (in shares)		0
Weighted-average vesting period (years)	3 years
Weighted-average award-date fair value (usd per share)		$ 0
Noble Incentive Plan | PVRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units awarded (in shares)		0		1,457,842
Weighted-average share price at award date (usd per share)				$ 16.74
Weighted-average award-date fair value (usd per share)		$ 0		$ 20.82
Noble Incentive Plan | Equity Classified Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units awarded (in shares)				1,735,843
Weighted-average share price at award date (usd per share)				$ 16.68
Weighted-average vesting period (years)				2 years 11 months 8 days
Noble Incentive Plan | Liability Classified Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units awarded (in shares)				52,364
Weighted-average share price at award date (usd per share)				$ 16.76
Weighted-average vesting period (years)				2 years 9 months 21 days